Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 29, 2022 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		$ 23,186,338	$ 17,122,729	$ 7,290,456
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		38,916,267	37,097,819	35,598,366
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		32,527,895	15,986,996	17,334,983
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		7,203,781	7,798,059	10,324,464
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		3,148,872	10,624,227	27,014,443
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		2,309,902	4,121,823	5,749,102
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		$ 10,397,470	$ 12,142,923	$ 21,407,325
LNG Purchase And Sale Agreement [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Agreement price	$ 520